Dreyfus/Laurel Massachusetts Tax Free Money Fund
_______________________________________-
Letter to Shareholders

Dear Shareholder:

    We are pleased to provide you with this report on the Dreyfus/Laurel Massachusetts Tax-Free Money Fund. For its semi-annual reporting period ended December 31, 1995, your Fund produced an annualized yield of 3.19% for Investor shares and 3.44% for Class R shares. Income dividends of approximately $.016 per share were paid during the period for Investor shares and $.017 for Class R shares. Reinvesting these dividends and calculating the effect of compounding resulted in annualized effective yields of 3.24% and 3.50% for Investor shares and Class R shares, respectively.* These dividends were exempt from Federal and Commonwealth of Massachusetts personal income taxes, although some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

    Fund shareholders will consider approving a new Investment Management Agreement between the Fund and The Dreyfus Corporation at a special meeting of shareholders to be held on or about April 16, 1996. If shareholders approve this agreement, the Fund also will be restructured to be similar to other Dreyfus "BASIC" money market funds.

The Economy

    Strong evidence that economic activity remained sluggish and that inflation continued to be under control moved the Federal Reserve Board to further ease the Federal Funds rate in December. (The Federal Funds rate is the rate at which the nation's banks borrow money from each other and all other short-term rates are based on it.) This was the second reduction for this important short-term rate in 1995, the first occurring in July. The latest 25-basis-point reduction in December put the rate at 5.50%. Major incentives for this additional reduction were the inflation report in November-the Consumer Price Index was flat for the first time in 4-1/2 years-and the generally slow rate of economic growth. As it did in July, the Federal Reserve left unchanged the discount rate-the rate at which the Federal Reserve lends to member banks. The discount rate remained at 5.25% throughout 1995.

    Signs of economic slowdown increased during the latter half of the year. Weakening retail sales and very modest industrial production lent credence to fears about the possibility of recession. Consumer spending was inhibited last year by the slow rate of new job creation, sluggish growth in wages and salaries, and the continued trend of corporate cost-related layoffs. The lethargic pace of consumer spending last year culminated in one of the worst holiday sales periods since the business slump in 1990-1991, despite steep price markdowns by retailers.

    Industrial production climbed modestly during the year. By November, the nation's factories operated at only 83.1% of capacity, down for the third consecutive month. This was a reflection of weakening demand and further evidence of the diminishing pressure to raise prices. Furthermore, inventories built up by year-end, another sign of slackening demand.

    The political stalemate in Washington over the balanced budget adds additional uncertainty to the economy; ultimately an accord will be reached and fiscal policy will likely be a restraining force on the economy. As we go forward without a final budget agreement, reductions in annually appropriated spending will tend to retard the economy. With an agreement, the combination of cuts in appropriations and other spending reductions should have the same effect.

    There are strong indications that inflation is under control. Until midyear 1995, fear of inflation was the overriding concern of the Federal Reserve. Now the focus seems to have shifted to actions designed to avoid recession.

Market Environment/Portfolio Activity

    Short-term interest rates fell in response to the Federal Reserve's reduction of the Federal Funds rate in December. The yield on one-year tax exempt securities fell approximately 50 basis points to end the year at 3.5%. Demand for tax exempt, highly liquid instruments that tend to preserve income remained strong throughout the fourth quarter as money market funds experienced positive cash contributions from investors.

    The weighted average maturity of the Fund's portfolio remained relatively long throughout the reporting period in seeking to lock in higher yields in anticipation of further monetary ease by the Federal Reserve. The average maturity was 45 days on 12/31/95, down slightly from its 51-day maturity on 6/30/95, the beginning of the reporting period.

    Economic recovery continued in Massachusetts during the past year. The construction and service sectors showed solid gains in employment. The state budget is expected to be in balance in 1995 after having a surplus in 1994. The overall credit outlook for Massachusetts is favorable, reflecting the continued improvement in the Commonwealth's financial condition. Property valuations have stabilized after declining throughout the recession years. This should result in increasing tax revenues for most towns and municipalities. The Commonwealth will be under pressure to control expenses arising from additional capital projects that include the Third Harbor/Central Artery Project, a possible convention center/stadium, and additional prisons and schools. Furthermore, the health care sector, one of the largest employers in the Commonwealth, continues to be affected by Federal cuts in health care spending (primarily Medicare and Medicaid).

    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

                                           Very truly yours,



  [Angela M. Deni signature logo]

                                           Angela M. Deni
                                           Portfolio Manager
January 16, 1996
New York, N.Y.


*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

Dreyfus/Laurel Massachusetts Tax Free Money Fund
_______________________________________-
Statement of Investments                          December 31, 1995 (Unaudited)

                                                                                             Principal
Tax Exempt Investments-100.0%                                                                 Amount         Value
______________________________________                                                        _____          ______
Boston Water and Sewer Commission, Revenue, VRDN
    4.60%, Series A (LOC; State Street Bank) (a,b)..........................                $4,400,000    $  4,400,000
Central Berkshire Regional School District, Notes 4.24%, 8/7/96.............                   170,000         170,000
Town of Concord, BAN 3.68%, 4/30/96.........................................                 1,765,000       1,765,000
Town of East Brookfield, TAN 5%, 6/19/96....................................                   100,000         100,000
Edgartown:
    BAN 3.69%, 8/6/96.......................................................                 1,517,500       1,517,500
    SAAN:
      3.94%, 1/9/96.........................................................                   124,129         124,129
      3.69%, 8/6/96.........................................................                   124,129         124,129
Farmington River, CP 4.12%, 6/21/96.........................................                   256,000         256,000
Town of Gloucester, SAAN 5%, 7/15/96........................................                 2,236,087       2,236,087
Holyoke, PCR, VRDN (Holyoke Water Power Project)
    4.65% (LOC; Union Bank of Switzerland) (a,b)............................                   800,000         800,000
Town of Leverette, BAN:
    4.22%, 7/12/96..........................................................                   238,293         238,293
    3.98%, 12/6/96..........................................................                   107,620         107,620
Commonwealth of Massachusetts:
    Refunding 5.70%, Series A, 8/1/96.......................................                 1,000,000       1,011,051
    VRDN:
      4.85%, Series E (LOC; ABN-Amro Bank) (a,b)............................                   500,000         500,000
      5.90%, Series B (LOC; National Westmister Bank) (a,b).................                   100,000         100,000
Massachusetts Bay Transportation Authority:
    CP:
      3.60%, Series C, 1/23/96 (LOC; West Deutsche Landesbank) (b)..........                   900,000         900,000
      Bridge Notes:
        3.40%, 1/22/96 (LOC; West Deutsche Landesbank) (b)..................                 1,500,000       1,500,000
        3.35%, 1/24/96 (LOC; West Deutsche Landesbank) (b)..................                 2,400,000       2,400,000
    (General Transportation System):
      3.75%, Series 1984-A, 3/1/96 (LOC; State Street Bank) (b).............                 3,000,000       3,000,000
      Refunding 5%, Series A, 3/1/96........................................                   500,000         500,840
    RAN 5%, Series A, 3/1/96................................................                 2,000,000       2,002,669
Massachusetts Health and Education Facilities Authority, Revenue:
    CP:
      (Boston University) 3.85%, Series H, 2/7/96 (LOC; Landesbank Hessen)(b).               4,000,000       4,000,000
      (Fallon Health Care Systems) 3.70%, Series I, 1/18/96 (LOC; Sanwa Bank) (b)            7,000,000       7,000,000
      (Harvard University) 3.40%, Series L, 1/31/96.........................                 1,840,000       1,840,000
    RAN (Fallon Health Care Systems) 4.16%, Series I, 6/28/96...............                 3,000,000       3,000,000
    VRDN:
      (Capital Asset Program)
        4.70%, Series A (LOC; First National Bank of Chicago) (a,b).........                 2,600,000      2,600,000
      (Children's Hospital) 4.90%, Series F (a).............................                 3,500,000      3,500,000
      (Falmouth Assistance For Living) 5.05%, Series A (LOC; Bank of Boston) (a,b)           1,000,000      1,000,000
      (Harvard University) 4.75%, Series I (a)..............................                 3,970,000      3,970,000
      (Massachusetts Institute of Technology)
        4.55%, Series G (GO of; Massachusetts Institute of Technology) (a)..                 1,500,000      1,500,000
      (Wesley College) 4.75%, Series B (a)..................................                 1,000,000      1,000,000
      (Williams College) 4.95% (a)..........................................                 2,000,000      2,000,000


Dreyfus/Laurel Massachusetts Tax Free Money Fund
_______________________________________-
Statement of Investments (continued)              December 31, 1995 (Unaudited)

                                                                                             Principal
Tax Exempt Investments (continued)                                                             Amount        Value
______________________________________                                                         ____-         _____-
Massachusetts Industrial Finance Agency:
    Industrial Revenue, VRDN:
      (General Signal Corporation) 4.55% (LOC; Wachovia Bank and Trust Co.) (a,b)           $  500,000   $    500,000
      Refunding:
        4.90%, Series A (LOC; Fleet Bank) (a,b).............................                   195,000        195,000
        (Cabot Newburyport Limited) 5.15% (LOC; Bank of Boston) (a,b).......                 2,550,000      2,550,000
        (First Healthcare Corporation)
        5.15%, Series B (LOC; Wachovia Bank and Trust Co.) (a,b)............                 3,985,000      3,985,000
      (Harvard Commission Health Plan) 3.80%, Series B (a)..................                   715,000        715,000
      (Quamco Incorporate):
        4.75%, Series A (LOC; Banca Commerciale Italia) (a,b)...............                 2,365,000      2,365,000
        4.75%, Series B (LOC; Banca Commerciale Italia) (a,b)...............                 1,135,000      1,135,000
    Mortgage Revenue, Refunding, VRDN (Chestnut House Apartments)
      4.85% (LOC; Sumitomo Bank) (a,b)......................................                 1,705,000      1,705,000
    PCR, Refunding:
      CP (New England Power Co. Project):
        3.85%, 1/11/96 (Guaranteed by; New England Power Co.)...............                 1,000,000      1,000,000
        3.70%, 1/19/96 (Guaranteed by; New England Power Co.)...............                 3,350,000      3,350,000
      VRDN (Holyoke Water Power Co.)
        4.65%, Series A (LOC; Canadian Imperial Bank of Commerce) (a,b).....                 1,900,000      1,900,000
    Revenue:
      (Saint Mark's School-Southborough) 5.25%, 1/9/96 (LOC; Barclay's Bank) (b)             2,500,000      2,500,000
      VRDN:
        (Berkishire Project) 5%, Series A (LOC; National Westminster Bank) (a,b)             1,800,000      1,800,000
        (Goodard House) 3.85% (LOC; Fleet Bank) (a,b).......................                 2,485,000      2,485,000
        (Groton School Project) 5% (LOC; National Westminster Bank) (a,b)...                 1,700,000      1,700,000
        (Hampshire College Project) 5% (LOC; National Westminster Bank) (a,b)                2,030,000      2,030,000
        (New England Deaconess Project) 4.90%, Series B (LOC; Banque Paribas) (a,b)            200,000        200,000
    RRR, Refunding, VRDN (Ogden Haverhill Project)
      4.75%, Series A (LOC; Union Bank of Switzerland) (a,b)................                 3,600,000      3,600,000
Massachusetts Municipal Wholesale Electric Company,
    Power Supply Systems Revenue, VRDN
    4.80% (LOC; Canadian Imperial Bank of Commerce) (a,b)...................                 5,000,000      5,000,000
Massachusetts Water Resource Authority, CP:
    3.55%, 1/18/96 (LOC; Morgan Guaranty Trust Co.) (b).....................                 1,400,000      1,400,000
    3.75%, 1/23/96 (LOC; Morgan Guaranty Trust Co.) (b).....................                 5,000,000      5,000,000
Mohawk Trail Regional School District:
    BAN 4.51%, 5/17/96......................................................                   985,600        985,600
    Notes 4.08%, 7/26/96....................................................                 2,500,000      2,500,000
Middlesex County, RAN 3.69%, 12/13/96.......................................                 1,500,000      1,500,000
North Middlesex Regional School District, BAN 4.15%, 6/13/96................                   125,000        125,000
Town of North Andover, BAN 5.50%, 1/11/96...................................                 1,135,000      1,135,074
Town of North Reading, SAAN 3.83%, 6/14/96..................................                   170,000        170,000
Town of Plymouth, RAN 4.08%, 2/6/96.........................................                 1,000,000      1,000,000
Town of Spencer, BAN 4.17%, 4/19/96.........................................                   196,000        196,000
Town of Westborough, BAN 4.19%, 5/29/96.....................................                   800,000        800,000
City of Worchester, SAAN 4.95%, 1/25/96 (LOC; Sanwa Bank) (b)...............                 1,600,000      1,600,000
                                                                                                               ______
TOTAL INVESTMENTS (cost $110,289,992).......................................                             $110,289,992
                                                                                                               ======

Dreyfus/Laurel Massachusetts Tax Free Money Fund
_______________________________________-
Statement of Investments (continued)              December 31, 1995 (Unaudited)

Summary of Abbreviations
_______________________________________________________
BAN            Bond Anticipation Notes                               RAN         Revenue Anticipation Notes
CP             Commercial Paper                                      RRR         Resources Recovery Revenue
GO             General Obligation                                    SAAN        State Aid Anticipation Notes
LOC            Letter of Credit                                      TAN         Tax Anticipation Notes
PCR            Pollution Control Revenue                             VRDN        Variable Rate Demand Notes


Summary of Combined Ratings
________________________________________________________

Moody's                          or                   Standard & Poors's                     Percentage of Value
____                                                  _________-                             _________-
VMIG1/MIG1, P1 (c)                                    SP1+/SP1, A1+/A1 (c)                          90.2%
Aaa/Aa (d)                                            AAA/AA (d)                                     5.6
Not Rated (e)                                         Not Rated (e)                                  4.2
                                                                                                  ___-
                                                                                                   100.0%
                                                                                                  ====



Notes to Statement of Investments:
_______________________________________-
(a) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(b) Secured by letters of credit. At December 31, 1995, 65.4% of the Fund's net assets are backed by letters of credit issued by domestic banks and foreign banks.
(c) P1 and A1 are the highest ratings assigned tax-exempt commercial paper by Moody's and Standard & Poor's, respectively.
(d) Notes which are not MIG or SP rated are represented by bond ratings of the issuers.
(e) Securities which, while not rated by Moody's and Standard & Poor's have been determined by the Fund's Board of Trustees to be of comparable quality to those rated securities in which the Fund may invest.



                    See notes to financial statements.

Dreyfus/Laurel Massachusetts Tax Free Money Fund
_______________________________________-
Statement of Assets and Liabilities               December 31, 1995 (Unaudited)

ASSETS:
    Investments in securities, at value (cost $110,289,992)-see Statement of Investments                     $110,289,992
    Interest receivable.....................................................                                      911,087
                                                                                                                   ______
                                                                                                              111,201,079
LIABILITIES:
    Due to The Dreyfus Corporation-Note 2(a)................................                $   61,454
    Due to Distributor-Note 2(b)............................................                    16,174
    Cash overdraft due to Custodian.........................................                 2,669,999
    Payable for investment securities purchased.............................                 1,641,629
    Trustees' fees and expenses.............................................                     8,761          4,398,017
                                                                                                 ____-              ______
NET ASSETS..................................................................                                 $106,803,062
                                                                                                                   ======

REPRESENTED BY:
    Paid-in capital.........................................................                                 $106,854,121
    Accumulated net realized (loss) on investments..........................                                      (51,059)
                                                                                                                    ______
NET ASSETS at value.........................................................                                 $106,803,062
                                                                                                                    ======
NET ASSET VALUE, offering and redemption price per share:
    Investors Shares
      unlimited number of shares of Beneficial Interest
      ($75,445,022 / 75,496,633 shares).....................................                                        $1.00
                                                                                                                    ===
    Class R Shares
      unlimited number of shares of Beneficial Interest
      ($31,358,040 / 31,375,081 shares).....................................                                        $1.00
                                                                                                                    ===

Statement of Operations       six months ended December 31, 1995 (Unaudited)

INVESTMENT INCOME:
    Interest Income.........................................................                                 $  2,061,692
    Expenses:
      Investment management fee-Note 2(a)...................................                 $ 184,296
      Distribution fee-Note 2(b)............................................                    96,842
      Trustees' fees and expenses-Note 2(c).................................                     5,435
                                                                                                 ____-
        Total Expenses......................................................                                      286,573
                                                                                                                   ______
    INVESTMENT INCOME-NET, representing net increase in net assets resulting
      from operations.......................................................                                 $  1,775,119
                                                                                                                   ======

                    See notes to financial statements.

Dreyfus/Laurel Massachusetts Tax Free Money Fund
_______________________________________-
Statement of Changes in Net Assets

                                                                                   Six Months Ended         Year Ended
                                                                                  December 31, 1995          June 30,
                                                                                     (Unaudited)              1995*
                                                                                     _________-               ______-
OPERATIONS:
    Investment income-net.............................................                $  1,775,119         $  3,483,630
    Net realized gain on investments..................................                      -                       977
                                                                                            ______               ______
      Net Increase In Net Assets Resulting From Operations............                   1,775,119            3,484,607
                                                                                            ______               ______
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net:
      Investor shares.................................................                  (1,268,564)          (2,605,776)
      Class R shares..................................................                    (506,555)            (877,854)
                                                                                            ______               ______
        Total Dividends...............................................                  (1,775,119)          (3,483,630)
                                                                                            ______               ______
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Investor shares.................................................                  51,055,010          130,450,064
      Class R shares..................................................                  58,448,587           81,076,293
    Dividends reinvested:
      Investor shares.................................................                     861,410            1,980,170
      Class R shares..................................................                     211,313              513,180
    Cost of shares redeemed:
      Investor shares.................................................                 (52,217,618)        (143,194,523)
      Class R shares..................................................                 (52,786,680)         (75,930,219)
                                                                                            ______               ______
        Increase (Decrease) In Net Assets From Beneficial Interest
          Transactions................................................                   5,572,022          (5,105,035)
                                                                                            ______               ______
          Total Increase (Decrease) In Net Assets.....................                   5,572,022          (5,104,058)
NET ASSETS:
    Beginning of period...............................................                 101,231,040          106,335,098
                                                                                            ______               ______
    End of period.....................................................                $106,803,062         $101,231,040
                                                                                            ======               ======

_______
* On October 17, 1994, the Trust shares were redesignated Class R shares.


                 See notes to financial statements.

Dreyfus/Laurel Massachusetts Tax Free Money Fund
_______________________________________-
Financial Highlights

    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                              Investor shares
                                               ______________________________________-______________________________________-
                                                Six Months
                                                  Ended
                                               December 31,                            Year Ended June 30,
                                                   1995        ______________________________-______________________________-
                                               (Unaudited)     1995(1)(2)    1994(1)(3)   1993(1)       1992(1)      1991(1)
                                                 ____-          ____-         ____-         ___-          ___-          ___-
PER SHARE DATA:
    Net asset value, beginning of period          $ 1.00        $ 1.00        $ 1.00       $ 1.00        $ 1.00       $ 1.00
                                                     ___           ___           ___          ___           ___          ___
    Investment Operations;
    Investment income-net............              0.016         0.029         0.018(4)     0.019(4)      0.034        0.051
                                                     ___           ___           ___          ___           ___          ___
    Distributions;
    Dividends from investment income-net          (0.016)       (0.029)       (0.018)      (0.019)       (0.034)      (0.051)
                                                     ___           ___           ___          ___           ___          ___
    Net asset value, end of period...             $ 1.00        $ 1.00        $ 1.00       $ 1.00        $ 1.00       $ 1.00
                                                     ===           ===           ===          ===           ===          ===
TOTAL INVESTMENT RETURN..............               3.21%(5)      2.99%         1.83%        1.94%         3.36%        4.93%

RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets          .60%(5)       .60%          .70%(6)      .68%(6)       .67%         .64%
    Ratio of net investment income to
      average net assets.............               3.27%(5)      2.94%         1.80%        1.98%         3.38%        5.07%
    Net Assets, end of period
      (000's Omitted)................            $75,445        $75,746      $86,505      $68,952      $149,679     $160,392

________
(1) On February 1, 1993 existing shares of the Fund were designated the Retail Class and the Fund began offering the Institutional Class and Investment Class of shares. Effective April 4, 1994 the Retail and Institutional Classes were reclassified as a single class of shares known as Investor shares. The Financial Highlights for the year ended June 30, 1995 are based upon an Investor shares outstanding. The amounts shown for the year ended June 30, 1994 were calculated using the performance of a Retail share outsanding from December 1, 1993 to April 3, 1994, and the performance of an Investor outstanding from April 4, 1994 to June 30, 1994. The Financial Highlights for the year ended June 30, 1993 and prior years are based upon a Retail share outstanding.
(2) Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.
(3) Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A., served as the Fund's investment manager.
(4) Net investment income per share before waiver of fees and/or reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the years ended June 30, 1994 and 1993 were $0.017 and $0.019, respectively.
(5) Annualized.
(6) Annualized expense ratios before voluntary waiver of fees and/or reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the years ended June 30, 1994 and 1993 were 0.78% and 0.69%, respectively.

                     See notes to financial statements.

Dreyfus/Laurel Massachusetts Tax Free Money Fund
______________________________________
Financial Highlights (continued)

    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                               Class R shares
                                                     ________________________________-________________________________
                                                      Six Months Ended    Year Ended      Year Ended     Period Ended
                                                      December 31, 1995    June 30,         June 30,      November 30,
PER SHARE DATA:                                          (Unaudited)       1995(2)        1994(1)(3)        1993(1)
                                                          _________        ____-            ______          ______-
    Net asset value, beginning of period                   $ 1.00          $ 1.00           $ 1.00          $ 1.00
                                                              ___             ___              ___             ___
    Investment Operations;
    Investment income-net...............                    0.017           0.032            0.019(4)        0.007(4)
    Distributions;
    Dividends from investment income-net                   (0.017)         (0.032)          (0.019)         (0.007)
                                                              ___             ___              ___             ___
    Net asset value, end of period......                   $ 1.00          $ 1.00           $ 1.00          $ 1.00
                                                              ===             ===              ===             ===
TOTAL INVESTMENT RETURN.................                     3.47%(5)        3.25%            1.97%            .73%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                   .35%(5)         .35%             .56%(6)         .57%(5)(6)
    Ratio of net investment income to average
      net assets........................                     3.27%(5)        3.19%            1.94%           1.78%(5)
    Net Assets, end of period (000's Omitted)             $34,358         $25,485          $19,830         $19,645

_______-
(1) The Fund commenced selling Investment Class shares on February 1, 1993. Effective April 4, 1994 the Investment Class was reclassified as the Trust shares. Effective October 17, 1994 Trust shares were redesignated Class R shares. The table above is based upon an Investment Class share outstanding from February 1, 1993 to April 3, 1994 and a Trust share outstanding from April 4, 1994 to October 16, 1994.
(2) Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.
(3) Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(4) Net investment income per share before waiver of fees and reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the periods ended June 30, 1994 and November 30, 1993 were $0.019 and $0.007, respectively.
(5) Annualized.
(6) Annualized expense ratios before voluntary waiver of fees and reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the periods ended June 30, 1994 and November 30, 1993 were 0.64% and 0.62%, respectively.

                     See notes to financial statements.

Dreyfus/Laurel Massachusetts Tax Free Money Fund
______________________________________
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1-Significant Accounting Policies:

    The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company and operates as a series company currently offering seven series including the Dreyfus/Laurel Massachusetts Tax-Free Money Fund (the "Fund"). The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.

    Investment Income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

    The Fund is currently authorized to issue two classes of shares: Investor shares and Class R shares. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class.

    (a) Portfolio Valuation: Investments are valued at amortized cost in accordance with 2a-7 of the Investment Company Act of 1940, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

    It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.

    (b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.

    (c) Distributions to Shareholders: It is the policy of the Fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

    (d) Federal Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable

Dreyfus/Laurel Massachusetts Tax Free Money Fund
______________________________________
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)


provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

    The Fund has an unused capital loss carryover of approximately $51,059 available for Federal income tax purposes to be applied against future net securities profits, if any realized subsequent to June 30, 1995. If not applied, the carryover expires in fiscal 2002.

    At December 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2-Investment Management Fee and Other Transactions With Affiliates:

    (a) Investment Management Fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel).

    (b) Distribution Plan: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Class R shares bear no distribution fee. For the six months ended December 31, 1995, the distribution fee for the Investor shares was $96,842.

    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Investment Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

    (c) Trustees' Fees: Each trustee who is not an interested person as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: the Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Dreyfus/Laurel Funds Trust. In addition the Chairman of the Board receives an annual fee of $75,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

    (d) Concentration of Risk: The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

[Dreyfus lion "d" logo]
Dreyfus/Laurel Massachusetts
Tax Free Money Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Trust
One Cabot Road
Medford, MA 02155

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903



Further information is contained in the Prospectus, which must precede or accompany this report.




Printed in U.S.A.                       315/715SA9512
[Dreyfus logo]

Dreyfus

Dreyfus/Laurel
Massachusetts Tax
Free Money Fund

Semi-Annual
Report

December 31, 1995